Organization and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	Jun. 30, 2025
June 30, 2025
Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of the consolidated statement of cash flows, the Company considers cash equivalents to include cash and investments with an original maturity of three months or less.

The Company maintains its cash and cash equivalents at financial institutions in the United States, which may, at times, exceed federally insured limits or similar limits in foreign jurisdictions. On June 30, 2025, the Company’s cash balance did not exceed the FDIC insurance limit. The Company has not experienced any losses in such accounts.

September 30, 2025
Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of the condensed consolidated statement of cash flows, the Company considers cash equivalents to include cash and investments with an original maturity of three months or less.

The Company maintains its cash and cash equivalents at financial institutions in the United States, which may, at times, exceed federally insured limits or similar limits in foreign jurisdictions. On September 30, 2025, the Company’s cash balance did not exceed the FDIC insurance limit. The Company has not experienced any losses in such accounts.